Summary of Significant Accounting Policies - Schedule Of Quality Assurance Obligation And Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule Of Guarantee And Quality Assurance Fund Receivable Movement Activities [Line Items]
Quality assurance receivable	¥ 931,798	$ 146,219	¥ 1,121,554
Allowance for credit losses	239,506		223,514
Quality Assets Receivable [Member]
Schedule Of Guarantee And Quality Assurance Fund Receivable Movement Activities [Line Items]
Quality assurance receivable	1,171,304		1,345,068
Allowance for credit losses	(239,506)		(223,514)
Quality assurance receivable, net	¥ 931,798		¥ 1,121,554